SCHEDULE OF COMPONENTS OF DEFERRED TAX (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 23,659	$ 9,567
Deferred tax liabilities	(494)
Deferred tax assets/liabilities	$ 23,165	$ 9,567